AllianceBernstein International Discovery Equity Portfolio
ALLIANCEBERNSTEIN INTERNATIONAL DISCOVERY EQUITY PORTFOLIO
INVESTMENT OBJECTIVE
The Fund’s investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 53 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 113 of the Funds’ SAI.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees AllianceBernstein International Discovery Equity Portfolio (USD $)	CLASS A SHARES		CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none
Exchange Fee	none		none		none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein International Discovery Equity Portfolio		CLASS A SHARES	CLASS C SHARES	ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.30%	1.00%	none	0.50%	0.25%	none
Other Expenses: Transfer Agent		1.42%	1.44%	1.43%	0.05%	0.05%	0.02%
Other Expenses		5.31%	5.20%	5.31%	5.40%	5.38%	5.39%
Total Other Expenses		6.73%	6.64%	6.74%	5.45%	5.43%	5.41%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		8.04%	8.65%	7.75%	6.96%	6.69%	6.42%
Fee Waiver and/or Expense Reimbursement	[1]	(6.48%)	(6.39%)	(6.49%)	(5.20%)	(5.18%)	(5.16%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.56%	2.26%	1.26%	1.76%	1.51%	1.26%
[1]	The Adviser has agreed to waive its management fees and/or to bear expenses of the Fund to the extent necessary to prevent total Fund operating expenses, on an annualized basis, from exceeding 1.55% on Class A shares, 2.25% on Class C shares, 1.25% on Advisor Class shares, 1.75% on Class R shares, 1.50% on Class K shares or 1.25% on Class I shares (excluding Acquired Fund Fees and Expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses). The fees waived and expenses borne by the Adviser are subject to reimbursement until October 26, 2013. No reimbursement payment will be made that would cause the Fund's total annualized operating expenses to exceed the net expenses reflected in the table or cause the total of the payments to exceed the Fund's total initial offering expenses. The fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2013 and will be automatically extended for one-year periods thereafter unless terminated by the Adviser upon 60 days' notice to the Fund prior to that date.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein International Discovery Equity Portfolio (USD $)	CLASS A SHARES	CLASS C SHARES		ADVISOR CLASS SHARES	CLASS R SHARES	CLASS K SHARES	CLASS I SHARES
After 1 Year	577	329	[1]	128	179	154	128
After 3 Years	2,122	1,942		1,692	1,588	1,515	1,442
After 5 Years	3,574	3,533		3,172	2,942	2,831	2,718
After 10 Years	6,835	7,027		6,528	6,103	5,931	5,753
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 101% of the average value of its portfolio.
PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities.

The Fund invests primarily in a diversified portfolio of equity securities of small-and mid-capitalization non-U.S. companies. For these purposes, “small- and mid-capitalization companies” are those that, at the time of investment, fall within the capitalization range between the smaller of $100 million or the market capitalization of the smallest company in the MSCI AC World SMID Index (ex-U.S.)(Net) and the greater of $13 billion or the market capitalization of the largest company in the MSCI AC World SMID Index (ex-U.S.)(Net). The market capitalizations of companies in the MSCI AC World SMID Index (ex-U.S.)(Net) ranged from $22 million to $11.8 billion at June 30, 2012. Because the Fund’s definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. Under normal market conditions, the Fund invests significantly (at least 40%--unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States.

The Fund may invest in securities issued by non-U.S. companies in any industry sector and country. The Adviser employs a “bottom-up” investment process that focuses on a company’s prospective earnings growth, valuation and quality of management. The Fund does not target particular country or sector weightings. The percentage of the Fund’s assets invested in securities of companies in a particular country or industry sector (or denominated in a particular currency) varies in accordance with the Adviser’s assessment of the appreciation potential of such securities. The Fund may periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company, regardless of general business conditions or movements of the market as a whole. The Fund invests in both developed and emerging market countries and, at times, may invest significantly in emerging markets.

The Fund may invest in any company and in any type of equity security, listed or unlisted, with the potential for capital appreciation. The Fund may also invest in synthetic foreign equity securities, which are various types of warrants used internationally that entitle a holder to buy or sell underlying securities.

The Fund may invest in established companies and also in new and less-seasoned companies. The Fund’s investments in companies with smaller capitalizations may offer more reward but may also entail greater risk than is generally true of larger, more established companies.

When selecting securities, the Adviser typically looks for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates. In making specific investment decisions for the Fund, the Adviser combines fundamental analysis and quantitative tools in its stock selection process.

The Fund may, at times, invest in shares of ETFs in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from the Fund’s securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indexes, futures contracts (including futures contracts on individual securities and stock indexes) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.
PRINCIPAL RISKS
  MARKET RISK: The value of the Fund’s assets will fluctuate as the equity markets fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  CAPITALIZATION RISK: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.
  FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  EMERGING MARKET RISK: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory, or other uncertainties.
  CURRENCY RISK: Fluctuations in currency exchange risk may negatively affect the value of the Fund’s investments or reduce its returns.
  DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling out of these securities at an advantageous price. The Fund invests in unlisted securities and synthetic foreign equity securities, which may have greater liquidity risk.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund’s performance changed from year to year over the life of the Fund; and
  how the Fund’s average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund’s website at www.AllianceBernstein.com (click on “Individuals - U.S.” then “Pricing & Performance”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
BAR CHART
The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2012, the year-to-date unannualized return for Class A shares was 16.01%.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 1.71%, 4TH QUARTER, 2011; AND WORST QUARTER WAS DOWN -22.22%, 3RD QUARTER, 2011.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2011)
Average Annual Total Returns AllianceBernstein International Discovery Equity Portfolio		1 YEAR	SINCE INCEPTION		INCEPTION DATE
CLASS A SHARES	[1]	(22.41%)	(16.21%)	[2]	Oct. 26, 2010
CLASS A SHARES Return After Taxes on Distributions	[1]	(22.49%)	(16.28%)	[2]	Oct. 26, 2010
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	(14.51%)	(13.76%)	[2]	Oct. 26, 2010
CLASS C SHARES		(20.30%)	(13.62%)	[2]	Oct. 26, 2010
ADVISOR CLASS SHARES		(18.70%)	(12.75%)	[2]	Oct. 26, 2010
CLASS R SHARES		(19.18%)	(13.26%)	[2]	Oct. 26, 2010
CLASS K SHARES		(18.93%)	(13.00%)	[2]	Oct. 26, 2010
CLASS I SHARES		(18.75%)	(12.80%)	[2]	Oct. 26, 2010
MSCI AC World SMID Index (ex-U.S.)(Net) (reflects no deduction for fees, expenses, or taxes)		(16.90%)	(10.62%)	[2]	Oct. 26, 2010
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for all Classes is 10/26/10.